Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 6,387.9	$ 84.2	₨ 7,341.5
Provision made during the year	4,651.3	61.3	3,752.1
Utilization/write back of provision	(4,137.7)	(54.5)	(4,026.7)
Closing provision of reward points	6,359.1	83.9	6,387.9
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ (542.4)	$ (7.1)	₨ (679.0)